Revenue Recognition (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Number of customers exceeding threshold for significance	0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%
Contract with Customer, Asset and Liability [Abstract]
Beginning of period contract liability recorded as customer contract revenue during period	$ 5,677
Contract asset balance - current portion (in millions)	1,244
Contract liability balance - current portion (in millions)	5,752
Revenue, Performance Obligation [Abstract]
Aggregate amount of the transaction price allocated to remaining performance obligations (in millions)	$ 39,871
Revenue, Performance Obligation, Description of Timing	As of December 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was $39,871 of which we expect to recognize approximately 55% next year and 80% over the next two years, with the balance recognized thereafter.
Deferred Customer Contract Acquisition Costs Member [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Net (in millions)	$ 3,974
Capitalized Contract Cost, Amortization Method	Costs to acquire customer contracts, including commissions on service activations, for our wireless and video entertainment services, are deferred and amortized over the contract period or expected customer life, which typically ranges from two to five years. For contracts with an estimated amortization period of less than one year, we expense incremental costs immediately.
Deferred Customer Contract Acquisition Costs Member [Member] | Minimum [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Amortization Period	2 years
Deferred Customer Contract Acquisition Costs Member [Member] | Maximum [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Amortization Period	5 years
Deferred Customer Contract Acquisition Costs Member [Member] | Other Current Assets [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Net (in millions)	$ 1,901
Capitalized Contract Cost, Amortization (in millions)	1,433
Deferred Customer Contract Fulfillment Cost Member [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Net (in millions)	$ 11,540
Capitalized Contract Cost, Amortization Method	Costs to fulfill customer contracts are deferred and amortized over periods ranging generally from four to five years, reflecting the estimated economic lives of the respective customer relationships, subject to an assessment of the recoverability of such costs. For contracts with an estimated amortization period of less than one year, we expense incremental costs immediately.
Deferred Customer Contract Fulfillment Cost Member [Member] | Minimum [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Amortization Period	4 years
Deferred Customer Contract Fulfillment Cost Member [Member] | Maximum [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Amortization Period	5 years
Deferred Customer Contract Fulfillment Cost Member [Member] | Other Current Assets [Member]
Capitalized Contract Cost, Net [Abstract]
Capitalized Contract Cost, Net (in millions)	$ 4,090
Capitalized Contract Cost, Amortization (in millions)	$ 4,039